Financial instruments-Risk management and fair value - Summary of Company's financial instruments measured at fair value (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Total assets	$ 4,690,362	$ 4,248,261
Derivative financial instruments	251,150	268,338
Total liabilities	3,198,252	2,948,864
Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Total assets	95,474	124,726
Total liabilities	251,150	268,338
Recurring fair value measurement | Investment fund
Disclosure of fair value measurement of assets [line items]
Asset held for sale	95,474	124,726
Recurring fair value measurement | Derivatives
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments	251,150	268,338
Recurring fair value measurement | Level 1 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Total assets	95,474	124,726
Total liabilities	0	0
Recurring fair value measurement | Level 1 of fair value hierarchy | Investment fund
Disclosure of fair value measurement of assets [line items]
Asset held for sale	95,474	124,726
Recurring fair value measurement | Level 1 of fair value hierarchy | Derivatives
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments	0	0
Recurring fair value measurement | Level 2 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Total liabilities	251,150	268,338
Recurring fair value measurement | Level 2 of fair value hierarchy | Derivatives
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments	251,150	268,338
Recurring fair value measurement | Level 3 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Total liabilities	0	0
Recurring fair value measurement | Level 3 of fair value hierarchy | Derivatives
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments	$ 0	$ 0